UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSgA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1. Reports to Shareholders.

SSgA Master Trust

Annual Report June 30, 2014

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF	SPDR BARCLAYS TIPS ETF
MARKET VALUE	$51,368,509	36,188,431	20,131,235	18,510,945	13,941,705
% OF NET ASSETS	31.2	22.0	12.2	11.2	8.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Natural Resources	43.9%
Real Estate	23.5
Commodities	22.0
Inflation Linked	9.9
Short Term Investments	0.2
Other Assets & Liabilities	0.5
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA INCOME ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	SPDR S&P DIVIDEND ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR BARCLAYS LONG TERM TREASURY ETF	SPDR DOW JONES REIT ETF
MARKET VALUE	$15,996,281	14,133,063	7,674,773	7,354,924	7,169,374
% OF NET ASSETS	15.4	13.6	7.4	7.1	6.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Domestic Fixed Income	30.6%
Domestic Equity	26.3
International Equity	21.0
Real Estate	12.7
International Fixed Income	5.0
Inflation Linked	3.5
Short Term Investments	0.5
Other Assets & Liabilities	0.4
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA GLOBAL ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	SPDR S&P 500 ETF TRUST	SPDR S&P WORLD ex-US ETF	SPDR DOW JONES REIT ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$19,599,009	19,315,257	6,332,817	5,951,067	5,339,370
% OF NET ASSETS	19.9	19.6	6.4	6.0	5.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
International Equity	37.5%
Domestic Equity	29.8
Real Estate	11.9
Domestic Fixed Income	11.0
Inflation Linked	5.0
International Fixed Income	2.0
Short Term Investments	2.1
Other Assets & Liabilities	0.7
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	DELL, INC., SENIOR SECURED TERM LOAN B, 4.50%, 4/29/20	CLEAR CHANNEL COMMUNICATIONS, INC., 9.00%, 12/15/19	CAESARS ENTERTAINMENT RESORT PROPERTIES LLC, SENIOR SECURED TERM LOAN B, 7.00%, 10/12/20	LAS VEGAS SANDS LLC, SENIOR SECURED TERM LOAN B, 3.25%, 12/19/20	MPH ACQUISITION HOLDINGS LLC, SENIOR SECURED TERM LOAN, 4.00%, 3/31/21
MARKET VALUE	$12,109,074	11,728,750	8,698,498	8,322,506	7,887,148
% OF NET ASSETS	2.0	1.9	1.4	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Media	9.1%
Hotels, Restaurants & Leisure	8.6
Specialty Retail	5.0
Health Care Providers & Services	4.5
Chemicals	4.2
Commercial Services & Supplies	4.0
Software	3.9
Health Care Equipment & Supplies	3.7
Diversified Consumer Services	3.4
Diversified Telecommunication Services	3.0
Wireless Telecommunication Services	3.0
Food & Staples Retailing	2.6
Internet Software & Services	2.5
Auto Components	2.2
Food Products	2.0
Oil, Gas & Consumable Fuels	2.0
Semiconductors & Semiconductor Equipment	2.0
Technology Hardware, Storage & Peripherals	2.0
Pharmaceuticals	1.9
Electric Utilities	1.8
Machinery	1.8
Independent Power & Renewable Electricity Producers	1.7
Building Products	1.6
Insurance	1.6

PERCENT OF NET ASSET
Life Sciences Tools & Services	1.6%
Containers & Packaging	1.5
Airlines	1.4
Communications Equipment	1.4
Diversified Financial Services	1.4
Metals & Mining	1.4
Multiline Retail	1.2
Personal Products	1.0
Electronic Equipment, Instruments & Components	0.9
It Services	0.8
Automobiles	0.7
Biotechnology	0.7
Health Care Technology	0.7
Household Durables	0.7
Industrial Conglomerates	0.7
Energy Equipment & Services	0.6
Professional Services	0.6
Aerospace & Defense	0.3
Leisure Products	0.3
Real Estate Management & Development	0.3
Trading Companies & Distributors	0.3
Multi-utilities	0.2
Distributors	0.1
Short Term Investments	6.5
Other Assets & Liabilities	(3.4)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA ULTRA SHORT TERM BOND PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	TOYOTA MOTOR CREDIT CORP., 0.43%, 5/16/17	SLM STUDENT LOAN TRUST, 0.40%, 7/25/19	BOEING CAPITAL CORP., 3.25%, 10/27/14	CISCO SYSTEMS, INC., 0.51%, 3/3/17	GE DEALER FLOORPLAN MASTER NOTE TRUST, 0.64%, 6/20/17
MARKET VALUE	$400,107	373,841	353,343	351,390	350,888
% OF NET ASSETS	2.9	2.7	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Automobiles	24.4%
Banks	21.5
Diversified Financial Services	20.8
Credit Card Receivables	3.9
Metals & Mining	3.6
Media	3.2
Diversified Telecommunication Services	3.1
Beverages	2.8
Student Loan ABS	2.7
Chemicals	2.5
Communications Equipment	2.5
Health Care Providers & Services	2.5
Consumer Finance	1.6
Pharmaceuticals	1.1
Aerospace & Defense	0.8
Road & Rail	0.8
Short Term Investments	3.7
Other Assets & Liabilities	(1.5)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	EXXON MOBIL CORP.	JPMORGAN CHASE & CO.	VERIZON COMMUNICATIONS, INC.	APPLE, INC.	FACEBOOK, INC. (CLASS A)
MARKET VALUE	$242,639	223,854	217,641	215,969	205,907
% OF NET ASSETS	4.5	4.2	4.0	4.0	3.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Health Care Providers & Services	11.0%
Oil, Gas & Consumable Fuels	9.1
Banks	8.3
Technology Hardware, Storage & Peripherals	7.7
Internet Software & Services	7.6
Insurance	7.3
Software	6.6
Diversified Telecommunication Services	4.0
Tobacco	3.8
Food & Staples Retailing	3.7
Pharmaceuticals	3.6
Aerospace & Defense	3.4
Hotels, Restaurants & Leisure	3.0
Independent Power & Renewable Electricity Producers	2.8
Textiles, Apparel & Luxury Goods	2.6
Media	2.3
Consumer Finance	2.0
Diversified Consumer Services	2.0
Electric Utilities	1.8
Biotechnology	1.5
Containers & Packaging	1.5
Household Products	1.4
Specialty Retail	1.0
Food Products	0.8
Short Term Investments	1.1
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	ORACLE CORP.	FACEBOOK, INC. (CLASS A)	COMCAST CORP. (CLASS A)	McKESSON CORP.	THE KROGER CO.
MARKET VALUE	$246,341	232,150	213,861	185,838	181,606
% OF NET ASSETS	4.6	4.3	4.0	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Software	10.5%
Internet Software & Services	10.4
Health Care Providers & Services	9.9
Media	6.5
Aerospace & Defense	6.1
It Services	5.9
Tobacco	5.6
Food & Staples Retailing	5.3
Textiles, Apparel & Luxury Goods	4.3
Auto Components	3.4
Beverages	3.2
Chemicals	3.2
Diversified Telecommunication Services	2.9
Insurance	2.9
Machinery	2.8
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	1.7
Biotechnology	1.5
Technology Hardware, Storage & Peripherals	1.5
Containers & Packaging	1.4
Real Estate Investment Trusts	1.4
Consumer Finance	1.2
Multiline Retail	1.2
Airlines	1.0
Specialty Retail	0.9
Communications Equipment	0.6
Road & Rail	0.6
Short Term Investments	1.4
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

TOP FIVE HOLDINGS AS OF JUNE 30, 2014

DESCRIPTION	EXXON MOBIL CORP.	WELLS FARGO & CO.	JPMORGAN CHASE & CO.	HEWLETT- PACKARD CO.	WELLPOINT, INC.
MARKET VALUE	$304,456	254,811	242,926	198,981	188,963
% OF NET ASSETS	5.8	4.8	4.6	3.8	3.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF NET ASSET
Banks	13.3%
Oil, Gas & Consumable Fuels	13.1
Health Care Providers & Services	10.5
Insurance	8.6
Pharmaceuticals	5.5
Independent Power & Renewable Electricity Producers	5.1
Technology Hardware, Storage & Peripherals	4.8
Aerospace & Defense	4.5
Internet Software & Services	3.3
Hotels, Restaurants & Leisure	2.6
Multiline Retail	2.6
Media	2.4
Electric Utilities	2.0
Auto Components	1.9
Food Products	1.9
Capital Markets	1.7
Food & Staples Retailing	1.7
Software	1.7
Consumer Finance	1.6
Automobiles	1.3
Chemicals	1.3
Diversified Consumer Services	1.3
Machinery	1.3
Beverages	1.2
Real Estate Investment Trusts	1.2
Diversified Telecommunication Services	1.0
Tobacco	1.0
Short Term Investments	1.5
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.3%
COMMODITIES — 22.0%
PowerShares DB Commodity Index Tracking Fund (a)	1,361,491	$36,188,431
PowerShares DB Oil Fund (a)	765	23,531

		36,211,962

INFLATION LINKED — 9.9%
SPDR Barclays TIPS ETF (b)	243,141	13,941,705
SPDR DB International Government Inflation-Protected Bond ETF (b)	39,783	2,466,944

		16,408,649

NATURAL RESOURCES — 43.9%
Market Vectors Gold Miners ETF	36,502	965,478
PowerShares Global Agriculture Portfolio	157,310	4,854,587
SPDR S&P Global Natural Resources ETF (b)	971,968	51,368,509
SPDR S&P International Energy Sector ETF (b)	114,255	3,376,235
SPDR S&P Metals & Mining ETF (b)	118,602	5,010,934
The Energy Select Sector SPDR Fund (b)	67,060	6,712,706

		72,288,449

REAL ESTATE — 23.5%
SPDR Dow Jones International Real Estate ETF (b)	418,421	18,510,945
SPDR Dow Jones REIT ETF (b)	242,545	20,131,235

		38,642,180

TOTAL EXCHANGE TRADED PRODUCTS (Cost $158,026,611)		163,551,240

SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.06% (b) (c) (Cost $334,186)	334,186	334,186

TOTAL INVESTMENTS — 99.5% (d) (Cost $158,360,797)		163,885,426
OTHER ASSETS & LIABILITIES — 0.5%		749,561

NET ASSETS — 100.0%		$164,634,987

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSgA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.1%
DOMESTIC EQUITY — 26.3%
SPDR S&P Dividend ETF (a)	208,856	$15,996,281
SPDR Wells Fargo Preferred Stock ETF (a)	118,540	5,174,271
The Health Care Select Sector SPDR Fund (a)	34,459	2,096,141
The Industrial Select Sector SPDR Fund (a)	37,178	2,009,843
The Technology Select Sector SPDR Fund (a)	53,943	2,068,714

		27,345,250

DOMESTIC FIXED INCOME — 30.6%
SPDR Barclays Convertible Securities ETF (a)	51,996	2,625,798
SPDR Barclays High Yield Bond ETF (a)	183,915	7,674,773
SPDR Barclays Long Term Corporate Bond ETF (a)	348,105	14,133,063
SPDR Barclays Long Term Treasury ETF (a)	110,934	7,354,924

		31,788,558

INFLATION LINKED — 3.5%
SPDR Barclays TIPS ETF (a)	64,001	3,669,817

INTERNATIONAL EQUITY— 21.0%
SPDR EURO STOXX 50 ETF (a)	34,566	1,495,671
SPDR S&P Emerging Markets Dividend ETF (a)	101,157	4,055,384
SPDR S&P Global Infrastructure ETF (a)	81,481	4,145,753
SPDR S&P International Dividend ETF (a)	118,992	6,104,290
SPDR STOXX Europe 50 ETF (a)	154,452	6,080,775

		21,881,873

INTERNATIONAL FIXED INCOME — 5.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	99,028	3,091,654
SPDR Barclays International Corporate Bond ETF (a)	55,214	2,087,090

		5,178,744

REAL ESTATE — 12.7%
SPDR Dow Jones International Real Estate ETF (a)	136,457	6,036,858
SPDR Dow Jones REIT ETF (a)	86,378	7,169,374

		13,206,232

TOTAL EXCHANGE TRADED PRODUCTS (Cost $97,818,963)		103,070,474

SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $519,279)	519,279	519,279

TOTAL INVESTMENTS — 99.6% (c) (Cost $98,338,242)		103,589,753
OTHER ASSETS & LIABILITIES — 0.4%		440,625

NET ASSETS — 100.0%		$104,030,378

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 97.2%
DOMESTIC EQUITY— 29.8%
SPDR S&P 500 ETF Trust (a)	100,138	$19,599,009
SPDR S&P 500 Growth ETF (a)	21,483	1,954,309
SPDR S&P MidCap 400 ETF Trust (a)	7,604	1,981,298
The Health Care Select Sector SPDR Fund (a)	32,724	1,990,601
The Industrial Select Sector SPDR Fund (a)	35,237	1,904,912
The Technology Select Sector SPDR Fund (a)	51,139	1,961,181

		29,391,310

DOMESTIC FIXED INCOME — 11.0%
SPDR Barclays Aggregate Bond ETF (a)	50,949	2,953,004
SPDR Barclays High Yield Bond ETF (a)	47,109	1,965,858
SPDR Barclays Long Term Corporate Bond ETF (a)	146,578	5,951,067

		10,869,929

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (a)	60,632	3,476,639
SPDR DB International Government Inflation-Protected Bond ETF (a)	23,868	1,480,055

		4,956,694

INTERNATIONAL EQUITY— 37.5%
SPDR EURO STOXX 50 ETF (a)	65,373	2,828,690
SPDR Russell/Nomura PRIME Japan ETF (a)	86,174	4,002,782
SPDR S&P Emerging Markets ETF (a)	72,046	4,871,390
SPDR S&P International Small Cap ETF (a)	84,669	2,990,509
SPDR S&P World ex-US ETF (a)	638,099	19,315,257
SPDR STOXX Europe 50 ETF (a)	73,112	2,878,419

		36,887,047

INTERNATIONAL FIXED INCOME — 2.0%
SPDR Barclays International Corporate Bond ETF (a)	26,163	988,961
SPDR Barclays International Treasury Bond ETF (a)	16,302	990,999

		1,979,960

REAL ESTATE — 11.9%
SPDR Dow Jones International Real Estate ETF (a)	120,691	5,339,370
SPDR Dow Jones REIT ETF (a)	76,299	6,332,817

		11,672,187

TOTAL EXCHANGE TRADED PRODUCTS (Cost $89,341,431)		95,757,127

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $2,055,704)	2,055,704	$2,055,704

TOTAL INVESTMENTS — 99.3% (c) (Cost $91,397,135)		97,812,831
OTHER ASSETS & LIABILITIES — 0.7%		678,776

NET ASSETS — 100.0%		$98,491,607

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 89.2%
AEROSPACE & DEFENSE — 0.3%
DigitalGlobe, Inc., Senior Secured Term Loan B, 3.75%, 1/31/20	$1,975,000	$1,980,560

AIRLINES — 1.4%
Delta Air Lines, Inc.
Senior Secured Term Loan B, 3.50%, 4/20/17	1,974,555	1,977,734
Senior Secured Term Loan B1, 3.50%, 10/18/18	2,967,368	2,970,009
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,254,528	3,257,587

		8,205,330

AUTO COMPONENTS — 2.2%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, 4.75%, 4/27/20	1,756,064	1,775,820
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,956,369	3,970,711
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	5,000,000	5,013,025
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,661,470	2,686,141

		13,445,697

AUTOMOBILES — 0.7%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,156,250	4,148,893

BIOTECHNOLOGY — 0.7%
Grifols Worldwide Operations USA, Inc., Senior Secured Term Loan B, 3.15%, 2/27/21	4,137,172	4,137,544

BUILDING PRODUCTS — 1.6%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	3,059,048	3,054,980
Ply Gem Industries, Inc., Senior Secured Term Loan, 4.00%, 2/1/21	804,435	800,614
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,957,487	5,973,781

		9,829,375

CHEMICALS — 4.2%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 4.00%, 2/1/20	5,697,475	5,707,445
Huntsman International LLC, Senior Secured Incremental Term Loan, 3.75%, 10/15/20	2,398,524	2,403,621
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	6,928,030	6,921,137
Minerals Technologies, Inc., Senior Secured Term Loan B, 4.00%, 5/9/21	7,386,364	7,434,855
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	2,976,905	2,993,412

		25,460,470

Security Description	Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 3.8%
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	$3,954,837	$3,942,043
Aramark Corp.
Senior Secured Term Loan E, 3.25%, 9/7/19	1,995,000	1,984,027
Senior Secured Term Loan F, 3.25%, 2/24/21	1,995,000	1,984,277
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,110,197	3,133,850
Senior Secured Term Loan B2, 4.25%, 7/8/20	2,589,231	2,591,393
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	1,276,596	1,326,862
KAR Auction Services, Inc., Senior Secured Term Loan B2, 3.50%, 3/11/21	990,259	990,105
Lineage Logistics Holdings, LLC, Senior Secured Term Loan, 4.50%, 4/7/21	3,069,231	3,057,076
Monitronics International, Inc., Senior Secured Term Loan B, 4.25%, 3/23/18	2,123,289	2,130,583
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,973,711	1,964,829

		23,105,045

COMMUNICATIONS EQUIPMENT — 1.1%
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.00%, 5/31/19	5,025,422	5,036,930
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/1/19	1,588,000	1,604,277

		6,641,207

CONTAINERS & PACKAGING — 1.4%
Berry Plastics Holding Corp.
Senior Secured Term Loan D, 3.50%, 2/8/20	2,964,975	2,944,443
Senior Secured Term Loan E, 3.75%, 1/6/21	1,217,002	1,214,514
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20	1,995,000	2,001,234
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.00%, 12/1/18	2,475,000	2,481,843

		8,642,034

DISTRIBUTORS — 0.1%
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	746,250	759,078

DIVERSIFIED CONSUMER SERVICES — 3.0%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, 3.75%, 1/30/20	3,952,356	3,958,126
ServiceMaster Co. Senior Secured Extended Term Loan, 6.50%, 1/31/17	3,957,102	3,962,187

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

Security Description	Principal Amount	Value

Senior Secured Term Loan, 5.50%, 1/31/17	$3,957,318	$3,959,613
Senior Secured Term Loan B, 4.25%, 6/25/21	6,146,789	6,147,773

		18,027,699

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,463,800	2,465,648
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,659,102	1,665,581
TransUnion LLC, Senior Secured Term Loan, 4.00%, 4/9/21	4,566,867	4,575,841

		8,707,070

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Crown Castle Operating Co., Senior Secured Term Loan B2, 3.00%, 1/31/21	2,970,050	2,973,362
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	2,891,243	2,899,974
LTS Buyer LLC, Senior Secured First Lien Term Loan, 4.00%, 4/13/20	3,243,305	3,241,862
Telesat LLC, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,975,000	1,975,316
Virgin Media Investment Holdings, Ltd., Senior Secured Term Loan B, 3.50%, 6/5/20	2,000,000	1,996,200
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	2,528,971	2,535,824

		15,622,538

ELECTRIC UTILITIES — 1.8%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	4,377,954	4,345,120
EFS Cogen Holdings I, Inc., Senior Secured Term Loan B, 3.75%, 12/17/20	2,687,821	2,699,029
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,847,556	3,866,312

		10,910,461

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	5,112,699	5,066,684
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20	375,853	379,611

		5,446,295

ENERGY EQUIPMENT & SERVICES — 0.6%
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/6/20	3,779,642	3,818,743

FOOD & STAPLES RETAILING — 2.6%
Albertson’s LLC, Senior Secured Term Loan B2, 4.75%, 3/21/19	4,647,015	4,677,987

Security Description	Principal Amount	Value

Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.00%, 4/23/20	$1,565,000	$1,570,869
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,943,978	2,945,273
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/29/19 (a)	6,646,388	6,665,364

		15,859,493

FOOD PRODUCTS — 2.0%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,318,185	2,324,942
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	3,960,000	3,994,195
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20 (a)	3,990,000	4,144,612
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.25%, 4/29/20	1,979,950	1,972,367

		12,436,116

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	2,432,927	2,428,377
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18	3,457,381	3,479,543
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.00%, 5/4/18	5,524,125	5,537,245
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,369,381	4,383,035
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, LIBOR + 3.75%, 0.00%, 5/21/21	6,870,229	6,932,233

		22,760,433

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 5.00%, 6/30/18 (a)	3,059,588	3,074,886
CHG Buyer Corp., Senior Secured Term Loan, 4.25%, 11/19/19	3,840,918	3,863,310
Community Health Systems, Inc., Senior Secured Term Loan D, 4.25%, 1/27/21	4,020,202	4,047,841
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 4.00%, 3/31/21	7,898,838	7,887,148
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.75%, 1/31/21	723,575	728,778
Sheridan Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 6/29/18	1,553,888	1,556,218
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19 (a)	2,853,137	2,833,521

		23,991,702

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

Security Description	Principal Amount	Value

HEALTH CARE TECHNOLOGY — 0.7%
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	$4,485,124	$4,467,049

HOTELS, RESTAURANTS & LEISURE — 8.6%
Caesars Entertainment Operating Co., Inc.
Senior Secured Extended Term Loan B5, 4.53%, 1/26/18	8,312,091	7,692,175
Senior Secured Extended Term Loan B6, 4.40%, 1/26/18	6,885,246	6,439,874
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/12/20	8,631,047	8,698,498
CEC Entertainment, Inc., Senior Secured Term Loan, 4.25%, 2/14/21	3,415,353	3,398,276
Delta 2 (LUX) S.A.R.L., Senior Secured Term Loan B, 4.50%, 4/30/19	6,518,093	6,541,624
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	4,625,000	4,622,687
Las Vegas Sands LLC, Senior Secured Term Loan B, 3.25%, 12/19/20	8,315,770	8,322,506
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18 (a)	4,213,073	4,225,585
Pinnacle Entertainment, Inc., Senior Secured Term Loan B2, 3.75%, 8/13/20	2,582,723	2,592,137

		52,533,362

HOUSEHOLD DURABLES — 0.7%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	3,910,350	3,922,218

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.9%
Atlantic Power LP, Senior Secured Term Loan B, 4.75%, 2/24/21	812,833	823,506
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/1/18	2,469,375	2,481,462
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,375,819	2,385,880

		5,690,848

INDUSTRIAL CONGLOMERATES — 0.7%
Sequa Corp., Senior Secured Term Loan B, 5.25%, 6/19/17	4,448,571	4,415,674

INSURANCE — 1.6%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.25%, 12/20/19	2,928,632	2,937,417
National Financial Partners Corp., Senior Secured Term Loan, 5.25%, 7/1/20	3,377,047	3,401,531
Sedgwick CMS Holdings, Inc., Senior Secured First Lien Term Loan, 3.75%, 3/1/21	3,649,390	3,600,634

		9,939,582

INTERNET SOFTWARE & SERVICES — 2.5%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.75%, 5/13/21	1,383,333	1,379,011

Security Description	Principal Amount	Value

Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	$3,181,818	$3,153,977
Leonardo Acquisition Corp., Senior Secured Term Loan, 4.25%, 1/31/21 (a)	3,145,962	3,152,851
Sabre, Inc., Senior Secured Term Loan B, 4.25%, 2/19/19	5,443,502	5,465,031
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19	1,937,191	1,955,352

		15,106,222

IT SERVICES — 0.8%
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,051,664	3,078,366
SunGard Data Systems, Inc., Senior Secured Term Loan E, 4.00%, 3/8/20	1,745,566	1,752,094

		4,830,460

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	2,963,647	2,975,457
Quintiles Transnational Corp., Senior Secured Term Loan B3, 3.75%, 6/8/18	7,000,000	7,010,500

		9,985,957

MACHINERY — 1.8%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	2,808,989	2,831,812
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,984,962	2,986,962
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,387,857	5,391,575

		11,210,349

MEDIA — 6.7%
Acosta, Inc., Senior Secured Term Loan B, 4.25%, 3/2/18	4,088,171	4,112,189
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,038,906	3,043,328
Clear Channel Communications, Inc.
Senior Secured Term Loan B, 3.80%, 1/29/16	6,082,558	6,051,324
Senior Secured Term Loan D, 6.90%, 1/30/19	5,000,000	4,983,025
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	6,195,057	6,226,032
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	7,539,856	7,615,293
Univision Communications, Inc.
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,972,537	2,973,563
Senior Secured Term Loan C3, 4.00%, 3/2/20	2,001,689	2,004,061

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

Security Description	Principal Amount	Value

WideOpenWest Finance LLC, Senior Secured Term Loan B, 4.75%, 4/1/19	$3,954,950	$3,972,253

		40,981,068

METALS & MINING — 0.5%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	2,977,500	3,012,396

MULTI-UTILITIES — 0.2%
Power Team Services LLC
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20	71,789	70,353
Senior Secured First Lien Term Loan, 4.25%, 5/6/20	1,351,293	1,324,268

		1,394,621

MULTILINE RETAIL — 1.2%
Hudsons Bay Co., Senior Secured First Lien Term Loan, 4.75%, 11/4/20	3,700,000	3,750,875
The Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	3,530,667	3,527,949

		7,278,824

OIL, GAS & CONSUMABLE FUELS — 2.0%
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	3,000,000	3,011,250
EP Energy LLC
Senior Secured Term Loan B3, 3.50%, 5/24/18	2,000,000	1,998,250
Senior Secured Term Loan B2, 4.50%, 4/30/19	750,000	755,719
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.375%, 9/30/20	6,389,590	6,601,245

		12,366,464

PERSONAL PRODUCTS — 1.0%
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,978,728	5,998,159

PHARMACEUTICALS — 1.9%
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,964,887	2,962,411
Par Pharmaceutical Cos., Inc., Senior Secured Term Loan B2, 4.00%, 9/30/19	1,402,326	1,402,326
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	3,389,712	3,379,119
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 3.75%, 8/5/20	3,980,000	3,981,990

		11,725,846

PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 12/17/17	3,390,966	3,398,121

Security Description	Principal Amount	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	$1,975,075	$1,977,544

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	6,445,313	6,472,770
Freescale Acquisition Corp.
Senior Secured Term Loan B4, 4.25%, 2/28/20	2,972,525	2,976,865
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,481,250	2,496,559

		11,946,194

SOFTWARE — 3.9%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,658,333	1,666,235
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	6,887,071	6,887,794
Eagle Parent, Inc., Senior Secured Term Loan, 4.00%, 5/16/18	1,948,708	1,954,067
Infor (US), Inc.
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,758,959	2,744,598
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,738,362	2,722,615
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	726,079	733,158
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,853,386	2,870,022
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	4,369,096	4,384,934

		23,963,423

SPECIALTY RETAIL — 4.9%
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B2, 4.25%, 2/23/17	3,816,460	3,845,084
General Nutrition Centers, Inc., Senior Secured Term Loan, 3.25%, 3/4/19	1,996,630	1,981,974
J Crew Group, Inc., Senior Secured Term Loan B, 4.00%, 3/5/21	4,881,647	4,824,434
Michaels Stores, Inc., Senior Secured Term Loan, 3.75%, 1/28/20	1,980,000	1,977,070
Party City Holdings, Inc., Senior Secured Term Loan, 4.00%, 7/27/19	5,942,519	5,915,599
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18	4,266,662	4,279,953
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,404,545	3,416,886
The Men’s Wearhouse, Inc., Senior Secured Term Loan B, 4.50%, 6/18/21	3,902,439	3,929,678

		30,170,678

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

Security Description	Principal Amount	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Dell, Inc., Senior Secured Term Loan B, 4.50%, 4/29/20	$12,030,455	$12,109,074

TRADING COMPANIES & DISTRIBUTORS — 0.3%
WESCO Distribution, Inc., Senior Secured Term Loan B, 3.75%, 12/12/19 (a)	1,504,126	1,506,947

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Avaya, Inc., Senior Secured Term Loan B6, 6.50%, 3/30/18	5,964,984	5,979,896
Syniverse Holdings, Inc.
Senior Secured Term Loan, 4.00%, 4/23/19	1,967,079	1,968,309
Senior Secured Term Loan B, 4.00%, 4/23/19 (a)	2,908,564	2,913,291

		10,861,496

TOTAL SENIOR FLOATING RATE LOANS (Cost $543,537,029)		544,728,359

CORPORATE BONDS & NOTES — 7.7%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Corp., 5.75%, 3/15/20	1,000,000	1,057,500

COMMUNICATIONS EQUIPMENT — 0.3%
Alcatel-Lucent USA, Inc., 4.63%, 7/1/17 (b)	2,000,000	2,065,000

CONTAINERS & PACKAGING — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (b)	700,000	717,500

DIVERSIFIED CONSUMER SERVICES — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, 4/15/19	2,000,000	2,090,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Numericable Group SA, 6.00%, 5/15/22 (b)	2,250,000	2,340,000

HEALTH CARE PROVIDERS & SERVICES — 0.6%
HCA, Inc., 3.75%, 3/15/19	3,500,000	3,530,625

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp., 3.23%, 6/1/19	5,000,000	5,037,500

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	2,000,000	2,060,000

MEDIA — 2.5%
Allbritton Communications Co., 8.00%, 5/15/18	2,000,000	2,090,000
Clear Channel Communications, Inc., 9.00%, 12/15/19	11,000,000	11,728,750
Univision Communications, Inc., 6.88%, 5/15/19 (b)	1,000,000	1,067,500

		14,886,250

Security Description	Principal Amount	Value

METALS & MINING — 0.9%
Schaeffler Finance BV, 4.25%, 5/15/21	$5,700,000	$5,700,000

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Avaya, Inc.
7.00%, 4/1/19 (b)	3,000,000	3,000,000
9.00%, 4/1/19 (b)	4,000,000	4,155,000

		7,155,000

TOTAL CORPORATE BONDS & NOTES (Cost $46,213,731)		46,639,375

SHORT TERM INVESTMENTS — 6.5%
MONEY MARKET FUNDS — 6.5%
	Shares	Value
State Street Institutional Liquid Reserves Fund 0.06% (c) (d) (e) (Cost $39,685,659)	39,685,659	39,685,659

TOTAL INVESTMENTS —103.4% (f) (Cost $629,436,419)		631,053,393
OTHER ASSETS & LIABILITIES — (3.4)%		(20,576,431)

NET ASSETS — 100.0%		$610,476,962

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (Note 2).
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.1% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSgA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Principal Amount	Value

ASSET BACKED SECURITIES — 25.2%
AUTOMOBILES — 18.6%
Ally Master Owner Trust, 1.54%, 9/15/16	$350,000	$350,810
BMW Vehicle Lease Trust, 0.54%, 9/21/15	300,000	300,262
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	251,141	251,241
Ford Credit Auto Lease Trust, 0.46%, 5/15/15	89,149	89,153
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	295,841	295,918
Ford Credit Floorplan Master Owner Trust, 0.55%, 2/15/19 (b)	200,000	200,081
GE Dealer Floorplan Master Note Trust, 0.64%, 6/20/17 (b)	350,000	350,888
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	234,849	235,206
Santander Drive Auto Receivables Trust 0.55%, 9/15/16	112,784	112,819
0.80%, 10/17/16 (a)	73,371	73,441
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	178,249	178,536
Volkswagen Auto Lease Trust, 0.87%, 7/20/15	179,411	179,595

		2,617,950

CREDIT CARD RECEIVABLES — 3.9%
Barclays Dryrock Issuance Trust 0.49%, 3/16/20 (b)	100,000	100,000
0.51%, 12/16/19 (b)	200,000	200,212
Citibank Credit Card Issuance Trust, 0.58%, 9/10/20 (b)	250,000	251,033

		551,245

STUDENT LOAN ABS — 2.7%
SLM Student Loan Trust, 0.40%, 7/25/19 (b)	373,839	373,841

TOTAL ASSET BACKED SECURITIES (Cost $3,543,381)		3,543,036

CORPORATE BONDS & NOTES — 72.6%
AEROSPACE & DEFENSE — 0.8%
The Boeing Co., 3.50%, 2/15/15	110,000	112,129

AUTOMOBILES — 5.8%
Daimler Finance North America LLC 1.88%, 9/15/14 (a)	325,000	326,007
0.91%, 8/1/16 (a) (b)	160,000	161,459
Volkswagen International Finance NV, 1.63%, 3/22/15 (a)	325,000	328,133

		815,599

BANKS — 21.5%
American Express Centurion Bank, 0.67%, 11/13/15 (b)	160,000	160,708
Bank of America NA, 0.70%, 2/14/17 (b)	250,000	250,261
Bank of Montreal, 0.75%, 7/15/16 (b)	175,000	176,135

Security Description	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 0.71%, 3/18/16 (b)	$325,000	$326,838
National Australia Bank Ltd., 0.52%, 6/30/17 (a) (b)	250,000	249,933
Nederlandse Waterschapsbank NV, 0.43%, 10/18/16 (a) (b)	200,000	200,366
Royal Bank of Canada, 0.60%, 3/8/16 (b)	250,000	250,798
Standard Chartered PLC, 5.50%, 11/18/14 (a)	300,000	305,670
Svenska Handelsbanken AB, 0.68%, 3/21/16 (b)	250,000	251,265
US Bancorp, 0.71%, 11/15/18 (b)	150,000	150,711
US Bank NA, 4.80%, 4/15/15	100,000	103,599
Wells Fargo & Co. 0.53%, 6/2/17 (b)	150,000	150,042
1.50%, 7/1/15	120,000	121,353
Westpac Banking Corp., 0.66%, 11/25/16 (b)	320,000	321,063

		3,018,742

BEVERAGES — 2.8%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	150,000	152,697
PepsiCo, Inc., 0.70%, 8/13/15	240,000	240,673

		393,370

CHEMICALS — 2.5%
EI du Pont de Nemours & Co., 4.75%, 3/15/15	340,000	350,185

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc., 0.51%, 3/3/17 (b)	350,000	351,390

CONSUMER FINANCE — 1.6%
Caterpillar Financial Services Corp., 0.47%, 2/26/16 (b)	225,000	225,425

DIVERSIFIED FINANCIAL SERVICES — 20.8%
American Express Credit Corp., 5.13%, 8/25/14	200,000	201,426
American Honda Finance Corp., 0.60%, 5/26/16 (a) (b)	320,000	321,379
Boeing Capital Corp., 3.25%, 10/27/14	350,000	353,343
BP Capital Markets PLC 0.55%, 11/6/15 (b)	150,000	150,442
1.70%, 12/5/14	200,000	201,164
General Electric Capital Corp. 1.09%, 5/9/16 (b)	150,000	151,911
0.61%, 7/10/15 (b)	70,000	70,236
0.42%, 5/11/16 (b)	300,000	299,976
JPMorgan Chase & Co. 3.70%, 1/20/15	140,000	142,480
0.68%, 4/23/15 (b)	325,000	325,714
PACCAR Financial Corp., 0.49%, 2/8/16 (b)	300,000	300,876
Toyota Motor Credit Corp., 0.43%, 5/16/17 (b)	400,000	400,107

		2,919,054

See accompanying notes to financial statements.

SSgA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2014

Security Description	Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc. 0.88%, 2/13/15	$100,000	$100,317
5.10%, 9/15/14	325,000	327,830

		428,147

HEALTH CARE PROVIDERS & SERVICES — 2.5%
UnitedHealth Group, Inc. 4.88%, 3/15/15	140,000	144,527
5.00%, 8/15/14	200,000	201,093

		345,620

MEDIA — 3.2%
NBCUniversal Enterprise, Inc. 0.91%, 4/15/18 (a) (b)	150,000	151,670
0.76%, 4/15/16 (a) (b)	300,000	301,615

		453,285

METALS & MINING — 3.6%
Rio Tinto Finance USA PLC 1.07%, 6/17/16 (b)	300,000	302,586
1.13%, 3/20/15	200,000	201,041

		503,627

PHARMACEUTICALS — 1.1%
Merck & Co., Inc., 0.59%, 5/18/18 (b)	150,000	150,525

ROAD & RAIL — 0.8%
Canadian National Railway Co., 0.42%, 11/6/15 (b)	119,000	119,032

TOTAL CORPORATE BONDS & NOTES (Cost $10,175,306)		10,186,130

SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
	Shares	Value
State Street Institutional Liquid Reserves Fund 0.06% (c) (d) (e) (Cost $518,551)	518,551	518,551

TOTAL INVESTMENTS — 101.5% (f) (Cost $14,237,238)		14,247,717
OTHER ASSETS & LIABILITIES — (1.5)%		(211,786)

NET ASSETS — 100.0%		$14,035,931

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 19.0% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at June 30, 2014. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSgA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 3.4%
Lockheed Martin Corp.	604	$97,081
Raytheon Co.	950	87,638

		184,719

BANKS — 8.3%
Citigroup, Inc.	2,452	115,489
JPMorgan Chase & Co.	3,885	223,854
Wells Fargo & Co.	2,012	105,751

		445,094

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	678	80,255

CONSUMER FINANCE — 2.0%
Discover Financial Services	1,270	78,715
SLM Corp.	3,176	26,392

		105,107

CONTAINERS & PACKAGING — 1.5%
Packaging Corp. of America	1,140	81,499

DIVERSIFIED CONSUMER SERVICES — 2.0%
Apollo Education Group, Inc. (a)	3,446	107,688

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Verizon Communications, Inc.	4,448	217,641

ELECTRIC UTILITIES — 1.8%
Edison International	1,046	60,783
OGE Energy Corp.	929	36,305

		97,088

FOOD & STAPLES RETAILING — 3.7%
The Kroger Co.	3,476	171,819
Wal-Mart Stores, Inc.	376	28,226

		200,045

FOOD PRODUCTS — 0.8%
The JM Smucker Co.	391	41,669

HEALTH CARE PROVIDERS & SERVICES — 11.0%
Aetna, Inc.	1,002	81,242
Cardinal Health, Inc.	2,300	157,688
McKesson Corp.	948	176,527
WellPoint, Inc.	1,632	175,620

		591,077

HOTELS, RESTAURANTS & LEISURE — 3.0%
Royal Caribbean Cruises, Ltd.	2,875	159,850

HOUSEHOLD PRODUCTS — 1.4%
The Procter & Gamble Co.	958	75,289

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.8%
The AES Corp.	9,728	151,270

INSURANCE — 7.3%
Everest Re Group, Ltd.	625	100,306
Prudential Financial, Inc.	1,612	143,097
Validus Holdings, Ltd.	3,866	147,836

		391,239

INTERNET SOFTWARE & SERVICES — 7.6%
Facebook, Inc. (Class A) (a)	3,060	205,907
Google, Inc. (Class A) (a)	177	103,487

Security Description	Shares	Value

Google, Inc. (Class C) (a)	177	$101,824

		411,218

MEDIA — 2.3%
Comcast Corp. (Class A)	990	53,143
Time Warner Cable, Inc.	488	71,883

		125,026

OIL, GAS & CONSUMABLE FUELS — 9.1%
Chevron Corp.	580	75,719
Exxon Mobil Corp.	2,410	242,639
Valero Energy Corp.	3,362	168,436

		486,794

PHARMACEUTICALS — 3.6%
Johnson & Johnson	1,842	192,710

SOFTWARE — 6.6%
Electronic Arts, Inc. (a)	4,489	161,020
Oracle Corp.	4,726	191,545

		352,565

SPECIALTY RETAIL — 1.0%
Advance Auto Parts, Inc.	386	52,079

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.7%
Apple, Inc.	2,324	215,969
Hewlett-Packard Co.	5,944	200,194

		416,163

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Michael Kors Holdings, Ltd. (a)	1,600	141,840

TOBACCO — 3.8%
Altria Group, Inc.	1,263	52,970
Philip Morris International, Inc.	1,822	153,613

		206,583

TOTAL COMMON STOCKS (Cost $5,024,113)		5,314,508

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund 0.6% (b) (c) (Cost $58,605)	58,605	58,605

TOTAL INVESTMENTS — 99.9% (d) (Cost $5,082,718)		5,373,113
OTHER ASSETS & LIABILITIES — 0.1%		4,870

NET ASSETS — 100.0%		$5,377,983

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSgA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 6.1%
Huntington Ingalls Industries, Inc.	749	$70,848
Lockheed Martin Corp.	1,082	173,910
Raytheon Co.	260	23,985
The Boeing Co.	464	59,034

		327,777

AIRLINES — 1.0%
Copa Holdings SA	384	54,747

AUTO COMPONENTS — 3.4%
The Goodyear Tire & Rubber Co.	6,492	180,348

BEVERAGES — 3.2%
Dr Pepper Snapple Group, Inc.	730	42,764
The Coca-cola Co.	3,092	130,977

		173,741

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	687	81,320

CHEMICALS — 3.2%
LyondellBasell Industries NV	1,775	173,329

COMMUNICATIONS EQUIPMENT — 0.6%
QUALCOMM, Inc.	428	33,898

CONSUMER FINANCE — 1.2%
Discover Financial Services	1,022	63,344

CONTAINERS & PACKAGING — 1.4%
Packaging Corp. of America	1,024	73,206

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications, Inc.	3,198	156,478

FOOD & STAPLES RETAILING — 5.3%
CVS Caremark Corp.	916	69,039
The Kroger Co.	3,674	181,606
Wal-Mart Stores, Inc.	482	36,183

		286,828

HEALTH CARE PROVIDERS & SERVICES — 9.9%
Cardinal Health, Inc.	2,176	149,186
HCA Holdings, Inc. (a)	2,798	157,751
McKesson Corp.	998	185,838
WellPoint, Inc.	344	37,018

		529,793

INSURANCE — 2.9%
Validus Holdings, Ltd.	4,104	156,937

INTERNET SOFTWARE & SERVICES — 10.4%
Akamai Technologies, Inc. (a)	510	31,141
Facebook, Inc. (Class A) (a)	3,450	232,150
Google, Inc. (Class A) (a)	127	74,253
Google, Inc. (Class C) (a)	127	73,061
VeriSign, Inc. (a)	3,036	148,187

		558,792

IT SERVICES — 5.9%
Cognizant Technology Solutions Corp. (a)	2,080	101,733
FleetCor Technologies, Inc. (a)	1,290	170,022
International Business Machines Corp.	257	46,586

		318,341

MACHINERY — 2.8%
Caterpillar, Inc.	1,400	152,138

Security Description	Shares	Value

MEDIA — 6.5%
Comcast Corp. (Class A)	3,984	$213,861
Time Warner Cable, Inc.	926	136,400

		350,261

MULTILINE RETAIL — 1.2%
Macy’s, Inc.	1,134	65,795

OIL, GAS & CONSUMABLE FUELS — 2.6%
Marathon Petroleum Corp.	1,768	138,028

PHARMACEUTICALS — 1.7%
Johnson & Johnson	849	88,822

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Simon Property Group, Inc.	442	73,496

ROAD & RAIL — 0.6%
Union Pacific Corp.	312	31,122

SOFTWARE — 10.5%
Adobe Systems, Inc. (a)	670	48,481
Intuit, Inc.	656	52,828
Microsoft Corp.	2,958	123,349
Oracle Corp.	6,078	246,341
PTC, Inc. (a)	2,410	93,508

		564,507

SPECIALTY RETAIL — 0.9%
The Home Depot, Inc.	566	45,823

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	840	78,061

TEXTILES, APPAREL & LUXURY GOODS — 4.3%
Hanesbrands, Inc.	846	83,280
Michael Kors Holdings, Ltd. (a)	1,666	147,691

		230,971

TOBACCO — 5.6%
Altria Group, Inc.	1,808	75,828
Lorillard, Inc.	1,524	92,918
Philip Morris International, Inc.	1,598	134,727

		303,473

TOTAL COMMON STOCKS (Cost $4,947,373)		5,291,376

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Liquid Reserves Fund 0.06% (b) (c) (Cost $75,976)	75,976	75,976

TOTAL INVESTMENTS — 99.9% (d) (Cost $5,023,349)		5,367,352
OTHER ASSETS & LIABILITIES — 0.1%		5,228

NET ASSETS — 100.0%		$5,372,580

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSgA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2014

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 4.5%
Northrop Grumman Corp.	1,316	$157,433
Raytheon Co.	852	78,597

		236,030

AUTO COMPONENTS — 1.9%
Gentex Corp.	1,320	38,399
The Goodyear Tire & Rubber Co.	2,310	64,172

		102,571

AUTOMOBILES — 1.3%
General Motors Co.	1,880	68,244

BANKS — 13.3%
Citigroup, Inc.	2,580	121,518
JPMorgan Chase & Co.	4,216	242,926
The Pnc Financial Services Group, Inc.	940	83,707
Wells Fargo & Co.	4,848	254,811

		702,962

BEVERAGES — 1.2%
Molson Coors Brewing Co. (Class B)	890	66,002

CAPITAL MARKETS — 1.7%
The Goldman Sachs Group, Inc.	528	88,408

CHEMICALS — 1.3%
CF Industries Holdings, Inc.	276	66,386

CONSUMER FINANCE — 1.6%
Discover Financial Services	1,370	84,913

DIVERSIFIED CONSUMER SERVICES — 1.3%
Apollo Education Group, Inc. (a)	2,232	69,750

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	1,070	52,355

ELECTRIC UTILITIES — 2.0%
Edison International	1,860	108,085

FOOD & STAPLES RETAILING — 1.7%
The Kroger Co.	1,812	89,567

FOOD PRODUCTS — 1.9%
Mondelez International, Inc. (Class A)	2,610	98,162

HEALTH CARE PROVIDERS & SERVICES — 10.5%
Cardinal Health, Inc.	2,340	160,430
HCA Holdings, Inc. (a)	1,938	109,265
McKesson Corp.	510	94,967
WellPoint, Inc.	1,756	188,963

		553,625

HOTELS, RESTAURANTS & LEISURE — 2.6%
MGM Resorts International (a)	2,240	59,136
Royal Caribbean Cruises, Ltd.	1,380	76,728

		135,864

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 5.1%
NRG Energy, Inc.	2,680	99,696
The AES Corp.	11,094	172,512

		272,208

INSURANCE — 8.6%
Everest Re Group, Ltd.	1,036	166,268
Prudential Financial, Inc.	1,870	166,000
The Travelers Cos, Inc.	480	45,153

Security Description	Shares	Value

Validus Holdings, Ltd.	2,024	$77,398

		454,819

INTERNET SOFTWARE & SERVICES — 3.3%
VeriSign, Inc. (a)	1,356	66,186
Yahoo!, Inc. (a)	3,144	110,449

		176,635

MACHINERY — 1.3%
Caterpillar, Inc.	630	68,462

MEDIA — 2.4%
Comcast Corp. (Class A)	1,108	59,477
Time Warner Cable, Inc.	450	66,285

		125,762

MULTILINE RETAIL — 2.6%
Macy’s, Inc.	2,336	135,535

OIL, GAS & CONSUMABLE FUELS — 13.1%
Chesapeake Energy Corp.	1,992	61,911
Chevron Corp.	936	122,195
Exxon Mobil Corp.	3,024	304,456
Marathon Petroleum Corp.	1,060	82,754
Valero Energy Corp.	2,454	122,946

		694,262

PHARMACEUTICALS — 5.5%
Johnson & Johnson	1,204	125,963
Merck & Co, Inc.	1,298	75,089
Pfizer, Inc.	3,080	91,414

		292,466

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Vornado Realty Trust	598	63,825

SOFTWARE — 1.7%
PTC, Inc. (a)	2,250	87,300

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Hewlett-Packard Co.	5,908	198,981
SanDisk Corp.	542	56,601

		255,582

TOBACCO — 1.0%
Lorillard, Inc.	846	51,581

TOTAL COMMON STOCKS (Cost $4,939,141)		5,201,361

SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Liquid Reserves Fund 0.06% (b) (c) (Cost $81,360)	81,360	81,360

TOTAL INVESTMENTS — 99.9% (d) (Cost $5,020,501)		5,282,721
OTHER ASSETS & LIABILITIES — 0.1%		3,603

NET ASSETS — 100.0%		$5,286,324

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$42,032,027	$—	$—
Investments in securities of affiliated issuers, at value	121,853,399	103,589,753	97,812,831

Total investments	163,885,426	103,589,753	97,812,831
Receivable from Feeder	24,685,995	—	—
Receivable for investment securities sold	—	—	—
Dividends receivable from affiliated issuers (Note 3)	772,145	457,443	694,729
Dividends receivable from unaffiliated issuers	—	—	—
Interest receivable from unaffiliated issuers	—	—	—

TOTAL ASSETS	189,343,566	104,047,196	98,507,560

LIABILITIES
Payable for investments purchased	24,686,279	—	—
Accrued advisory fees (Note 3)	22,222	16,755	15,918
Accrued trustees’ fees and expenses (Note 3)	78	63	35

TOTAL LIABILITIES	24,708,579	16,818	15,953

NET ASSETS	$164,634,987	$104,030,378	$98,491,607

COST OF INVESTMENTS
Unaffiliated issuers	$41,821,980	$—	$—
Affiliated issuers	116,538,817	98,338,242	91,397,135

Total cost of investments	$158,360,797	$98,338,242	$91,397,135

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSgA Ultra Short Term Bond Portfolio	SSgA MFS Systematic Core Equity Portfolio	SSgA MFS Systematic Growth Equity Portfolio	SSgA MFS Systematic Value Equity Portfolio

$591,367,734	$13,729,166	$5,314,508	$5,291,376	$5,201,361
39,685,659	518,551	58,605	75,976	81,360

631,053,393	14,247,717	5,373,113	5,367,352	5,282,721
133,695	—	—	—	—
17,985,016	—	—	—	—
—	—	3	4	4
—	—	6,201	6,557	4,908
2,772,121	40,530	—	—	—

651,944,295	14,288,247	5,379,317	5,373,913	5,287,633

41,316,516	250,000	—	—	—
150,445	2,307	1,324	1,323	1,298
302	9	10	10	11

41,467,263	252,316	1,334	1,333	1,309

$610,476,962	$14,035,931	$5,377,983	$5,372,580	$5,286,324

$589,750,760	$13,718,687	$5,024,113	$4,947,373	$4,939,141
39,685,659	518,551	58,605	75,976	81,360

$629,436,419	$14,237,238	$5,082,718	$5,023,349	$5,020,501

SSgA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2014

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$116,885	$—	$—
Dividend income on securities of affiliated issuers (Note 3)	2,730,747	4,309,839	2,012,089

TOTAL INVESTMENT INCOME	2,847,632	4,309,839	2,012,089

EXPENSES
Advisory fees (Note 3)	258,050	210,670	136,101
Trustees’ fees (Note 3)	2,552	2,296	1,084
Other expenses	9	8	7

TOTAL EXPENSES	260,611	212,974	137,192

NET INVESTMENT INCOME	$2,587,021	$4,096,865	$1,874,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	(1,735,130)	—	—
Net realized gain (loss) on investments in securities of affiliated issuers	(472,264)	(1,346,791)	1,718,573
Net change in unrealized appreciation (depreciation) on investments	16,133,508	11,409,215	6,937,869

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,926,114	10,062,424	8,656,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,513,135	$14,159,289	$10,531,339

*	For the period October 9, 2013 (commencement of operations) to June 30, 2014.
**	For the period January 8, 2014 (commencement of operations) to June 30, 2014.

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSgA Ultra Short Term Bond Portfolio*	SSgA MFS Systematic Core Equity Portfolio**	SSgA MFS Systematic Growth Equity Portfolio**	SSgA MFS Systematic Value Equity Portfolio**

$22,005,518	$51,466	$45,322	$43,045	$48,900
52,102	154	18	18	17

22,057,620	51,620	45,340	43,063	48,917

1,683,374	19,193	7,315	7,314	7,194
9,436	75	19	19	19
49	1	—	—	—

1,692,859	19,269	7,334	7,333	7,213

$20,364,761	$32,351	$38,006	$35,730	$41,704

(2,767,913)	888	68,581	10,976	4,238
—	—	—	—	—
4,689,730	10,479	290,395	344,003	262,220

1,921,817	11,367	358,976	354,979	266,458

$22,286,578	$43,718	$396,982	$390,709	$308,162

SSgA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSgA Multi-Asset Real Return Portfolio		SSgA Income Allocation Portfolio
	Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/14	Year Ended 6/30/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,587,021	$1,740,438	$4,096,865	$3,607,371
Net realized gain (loss) on investments	(2,207,394)	(924,340)	(1,346,791)	(1,103,424)
Net change in unrealized appreciation (depreciation) on investments	16,133,508	(10,378,172)	11,409,215	(6,205,334)

Net increase (decrease) in net assets resulting from operations	16,513,135	(9,562,074)	14,159,289	(3,701,387)

CAPITAL TRANSACTIONS
Contributions	91,367,610	130,398,415	7,804,636	170,596,375
Withdrawals	(64,829,742)	(5,079,121)	(92,188,375)	(1,753,769)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	26,537,868	125,319,294	(84,383,739)	168,842,606

Net increase (decrease) in net assets during the period	43,051,003	115,757,220	(70,224,450)	165,141,219
NET ASSETS
Net assets at beginning of period	121,583,984	5,826,764	174,254,828	9,113,609

NET ASSETS END OF PERIOD	$164,634,987	$121,583,984	$104,030,378	$174,254,828

*	Commencement of operations

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSgA Ultra Short Term Bond Portfolio
Year Ended 6/30/14	Year Ended 6/30/13	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13	For the Period 10/9/13* - 6/30/14

$1,874,897	$672,602	$20,364,761	$1,233,838	$32,351
1,718,573	31,550	(2,767,913)	(18,345)	888

6,937,869	(434,591)	4,689,730	(3,072,756)	10,479

10,531,339	269,561	22,286,578	(1,857,263)	43,718

47,337,163	50,799,932	286,897,792	334,915,199	16,010,331
(11,312,504)	(3,584,635)	(31,961,441)	(670,323)	(2,033,325)
—	—	461,549	404,871	15,207

36,024,659	47,215,297	255,397,900	334,649,747	13,992,213

46,555,998	47,484,858	277,684,478	332,792,484	14,035,931

51,935,609	4,450,751	332,792,484	—	—

$98,491,607	$51,935,609	$610,476,962	$332,792,484	$14,035,931

SSgA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SSgA MFS Systematic Core Equity Portfolio	SSgA MFS Systematic Growth Equity Portfolio	SSgA MFS Systematic Value Equity Portfolio
	For the Period 1/8/14* - 6/30/14	For the Period 1/8/14* - 6/30/14	For the Period 1/8/14* - 6/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,006	$35,730	$41,704
Net realized gain (loss) on investments	68,581	10,976	4,238
Net change in unrealized appreciation (depreciation) on investments	290,395	344,003	262,220

Net increase (decrease) in net assets resulting from operations	396,982	390,709	308,162

CAPITAL TRANSACTIONS
Contributions	5,001,000	5,001,000	5,001,000
Withdrawals	(19,999)	(19,129)	(22,838)
Other capital	—	—	—

Net increase (decrease) in net assets from capital transactions	4,981,001	4,981,871	4,978,162

Net increase (decrease) in net assets during the period	5,377,983	5,372,580	5,286,324
NET ASSETS
Net assets at beginning of period	—	—	—

NET ASSETS END OF PERIOD	$5,377,983	$5,372,580	$5,286,324

*	Commencement of operations

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSgA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSgA Multi-Asset Real Return Portfolio*				SSgA Income Allocation Portfolio*
	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12		Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$164,635	$121,584	$5,827		$104,030	$174,255	$9,114

Ratios to average net assets:
Operating expenses	0.20%	0.20%	0.20	%(1)	0.20%	0.20%	0.20	%(1)
Net investment income	2.01%	2.91%	3.84	%(1)	3.89%	4.65%	8.39	%(1)
Portfolio turnover rate	40%	31%	10%		63%	80%	15%
Total return	13.93%	(1.63)%	(3.42	)%(2)	13.84%	4.39%	0.92	%(2)

*	The Portfolio invests in other underlying Portfolios and indirectly bears its proportionate share of fees and expenses incurred by such Portfolios. The ratios presented do not reflect the indirect expenses of the underlying Portfolios in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio*				Blackstone / GSO Senior Loan Portfolio			SSgA Ultra Short Term Bond Portfolio		SSgA MFS Systematic Core Equity Portfolio		SSgA MFS Systematic Growth Equity Portfolio		SSgA MFS Systematic Value Equity Portfolio
Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12		Year Ended 6/30/14	For the Period 4/3/13** - 6/30/13		For the Period 10/9/13** - 6/30/14		For the Period 1/8/14** - 6/30/14		For the Period 1/8/14** - 6/30/14		For the Period 1/8/14** - 6/30/14

$98,492	$51,936	$4,451		$610,477	$332,792		$14,036		$5,378		$5,373		$5,286

0.20%	0.20%	0.20	%(1)	0.30%	0.30	%(1)	0.20	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)
2.76%	3.07%	4.34	%(1)	3.63%	2.57	%(1)	0.34	%(1)	1.55	%(1)	1.46	%(1)	1.73	%(1)
89%	123%	25%		77%	4%		39%		27%		20%		23%
16.80%	9.92%	(1.82	)%(2)	4.00%	(0.31	)%(2)	0.47	%(2)	7.92	%(2)	7.85	%(2)	6.20	%(2)

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

1.	Organization

SSgA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2014, the Trust offered eight (8) portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Portfolio” and collectively; the “Portfolios”). The financial statements herein relate to the following eight (8) Portfolios: SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSgA Ultra Short Term Bond Portfolio, SSgA MFS Systematic Core Equity Portfolio, SSgA MFS Systematic Growth Equity Portfolio and SSgA MFS Systematic Value Equity Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio invest their assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone / GSO Senior Loan Portfolio invests its assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

SSgA Ultra Short Term Bond Portfolio invests in investment grade debt securities with varying maturities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSgA MFS Systematic Core Equity ETF, SSgA MFS Systematic Growth Equity ETF and SSgA MFS Systematic Value Equity ETF invest in various investments which are exposed to risks, such as market risk. Due to the level of risk

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The fair value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations. The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of a Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of June 30, 2014:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$163,885,426	$—	$—	$163,885,426
SSgA Income Allocation Portfolio	103,589,753	—	—	103,589,753
SSgA Global Allocation Portfolio	97,812,831	—	—	97,812,831
Blackstone / GSO Senior Loan Portfolio	39,685,659	591,501,615	—	631,187,274
SSgA Ultra Short Term Bond Portfolio	518,551	13,729,166	—	14,247,717
SSgA MFS Systematic Core Equity Portfolio	5,373,113	—	—	5,373,113
SSgA MFS Systematic Growth Equity Portfolio	5,367,352	—	—	5,367,352
SSgA MFS Systematic Value Equity Portfolio	5,282,721	—	—	5,282,721

There were no transfers between levels for the period ended June 30, 2014.

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2014 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSgA Multi-Asset Real Return Portfolio	0.20%
SSgA Income Allocation Portfolio	0.20
SSgA Global Allocation Portfolio	0.20
Blackstone/GSO Senior Loan Portfolio	0.30
SSgA Ultra Short Term Bond Portfolio	0.20
SSgA MFS Systematic Core Equity Portfolio	0.30
SSgA MFS Systematic Growth Equity Portfolio	0.30
SSgA MFS Systematic Value Equity Portfolio	0.30

The Adviser pays all operating expenses of each Portfolio other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the SPDR Blackstone/GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company receives fees for its services as sub-adviser to the SSgA MFS Systematic Core Equity Portfolio, SSgA MFS Systematic Growth Equity Portfolio and SSgA Systematic Value Equity Portfolio from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSgA Master Trust, SPDR Series Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at June 30, 2014, and for the period then ended are:

SPDR SSgA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	288,046	$16,006,716	$13,669,491	244,777	$15,974,692	289,682	243,141	$13,941,705	$198,201	$(826,517)
SPDR DB International Government Inflation-Protected Bond ETF	179,144	10,313,320	6,303,694	107,016	14,636,881	246,377	39,783	2,466,944	178,227	(422,588)
SPDR S&P Global Natural Resources ETF	866,592	38,987,974	41,269,211	834,171	35,863,782	728,795	971,968	51,368,509	1,059,052	163,885
SPDR S&P International Energy Sector ETF	103,539	2,396,928	1,807,399	67,766	1,470,178	57,050	114,255	3,376,235	89,368	76,836
SPDR S&P Metals & Mining ETF	103,088	3,415,306	5,196,777	132,402	4,786,123	116,888	118,602	5,010,934	59,972	115,339
The Energy Select Sector SPDR Fund	31,198	2,444,675	5,449,175	61,135	2,200,408	25,273	67,060	6,712,706	80,371	323,908
SPDR Dow Jones International Real Estate ETF	369,519	14,743,808	12,344,419	292,013	9,896,196	243,111	418,421	18,510,945	634,997	(83,269)
SPDR Dow Jones REIT ETF	171,628	13,035,147	14,295,658	183,172	8,202,012	112,255	242,545	20,131,235	430,433	(143,766)
State Street Institutional Liquid Reserves Fund	154,629	154,629	11,579,921	11,579,921	11,400,364	11,400,364	334,186	334,186	126	—

SPDR SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	399,579	$26,492,087	$5,158,820	72,148	$18,422,346	262,871	208,856	$15,996,281	$627,299	$2,234,996
SPDR Wells Fargo Preferred Stock ETF	458,923	19,949,383	738,742	17,542	15,162,894	357,925	118,540	5,174,271	439,269	(1,027,219)
The Consumer Discretionary Select Sector SPDR Fund	—	—	2,149,296	32,964	2,201,300	32,964	—	—	5,879	52,005
The Financial Select Sector SPDR Fund	91,613	1,785,537	1,560,490	74,863	3,507,549	166,476	—	—	7,059	264,457
The Health Care Select Sector SPDR Fund	—	—	4,040,594	69,788	2,004,054	35,329	34,459	2,096,141	11,757	27,552
The Industrial Select Sector SPDR Fund	—	—	3,114,294	62,108	1,295,353	24,930	37,178	2,009,843	22,348	58,889
The Technology Select Sector SPDR Fund	59,725	1,826,988	3,154,499	90,493	3,155,188	96,275	53,943	2,068,714	17,592	91,231
The Utilities Select Sector SPDR Fund	—	—	2,139,504	57,707	2,181,083	57,707	—	—	31,309	41,579
SPDR Barclays Aggregate Bond ETF	—	—	980,471	17,399	984,602	17,399	—	—	4,199	4,131
SPDR Barclays Convertible Securities ETF	20,742	885,269	2,258,256	48,791	801,228	17,537	51,996	2,625,798	58,139	77,133
SPDR Barclays High Yield Bond ETF	174,086	6,874,656	9,306,918	232,556	9,023,779	222,727	183,915	7,674,773	477,996	157,852
SPDR Barclays Long Term Corporate Bond ETF	713,243	26,924,923	5,027,685	129,134	18,528,848	494,272	348,105	14,133,063	669,528	(1,282,391)
SPDR Barclays Long Term Treasury Bond ETF	212,247	13,616,919	4,437,721	71,487	10,814,467	172,800	110,934	7,354,924	250,289	(598,847)
SPDR Barclays Short Term High Yield Bond	58,976	1,779,896	15,492	514	1,792,876	59,490	—	—	7,885	(31,259)

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

SPDR SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Nuveen Barclays Build America Bond ETF	46,701	$2,591,438	$167,201	3,075	$2,799,940	49,776	—	$—	$65,106	$(113,231)
SPDR Barclays TIPS ETF	149,424	8,303,492	4,159,492	75,051	8,940,224	160,474	64,001	3,669,817	58,383	(628,895)
SPDR EURO STOXX 50 ETF	—	—	3,620,474	102,028	2,544,373	67,462	34,566	1,495,671	45,586	92,958
SPDR Russell/Nomura PRIME Japan ETF	—	—	2,078,506	45,334	1,955,849	45,334	—	—	—	(122,657)
SPDR S&P Emerging Markets Dividend ETF	224,002	8,693,517	3,465,521	86,091	8,054,024	208,936	101,157	4,055,384	189,965	(1,171,169)
SPDR S&P Global Infrastructure 100 ETF	249,730	10,158,767	431,227	9,645	7,590,899	177,894	81,481	4,145,753	148,344	267,366
SPDR S&P International Dividend ETF	236,886	10,340,074	1,199,492	25,592	6,557,642	143,486	118,992	6,104,290	337,915	(64,080)
SPDR S&P International Telecommunications Sector ETF	106,930	2,476,499	52,408	2,099	2,739,890	109,029	—	—	3,376	266,963
SPDR STOXX Europe 50 ETF	152,694	5,041,956	3,360,878	89,799	3,114,929	88,041	154,452	6,080,775	286,944	304,684
SPDR Barclays Emerging Markets Local Bond ETF	175,002	5,188,809	1,409,025	47,708	3,685,982	123,682	99,028	3,091,654	60,196	(235,765)
SPDR Barclays International Corporate Bond ETF	122,066	4,192,967	3,569,547	97,359	5,759,898	164,211	55,214	2,087,090	19,913	(65,775)
SPDR Dow Jones International Real Estate ETF	214,867	8,573,193	3,601,990	85,882	6,756,493	164,292	136,457	6,036,858	272,279	(109,865)
SPDR Dow Jones REIT ETF	81,004	6,152,254	4,003,611	52,666	3,659,114	47,292	86,378	7,169,374	190,950	162,566
State Street Institutional Liquid Reserves Fund	620,536	620,536	15,286,330	15,286,330	15,387,587	15,387,587	519,279	519,279	330	—

SPDR SSgA Global Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	44,700	$7,152,447	$14,161,228	75,925	$3,472,866	20,487	100,138	$19,599,009	$205,639	$236,276
SPDR S&P 500 Growth ETF	—	—	3,815,353	44,035	2,041,293	22,552	21,483	1,954,309	12,304	59,164
SPDR S&P 500 Value ETF	18,869	1,550,088	3,364,887	36,342	5,248,480	55,211	—	—	26,413	367,410
SPDR S&P 600 Small Cap ETF	18,111	1,572,578	2,811,832	28,070	4,710,915	46,181	—	—	46,400	493,404
SPDR S&P Dividend ETF	8,746	579,860	363,955	5,087	1,005,193	13,833	—	—	17,046	127,012
SPDR S&P MidCap 400 ETF Trust	4,927	1,036,542	1,024,890	4,248	369,174	1,571	7,604	1,981,298	17,026	45,330
SPDR Wells Fargo Preferred Stock ETF	59,176	2,572,381	95,350	2,210	2,593,705	61,386	—	—	—	(203,575)
The Consumer Discretionary Select Sector SPDR Fund	18,730	1,056,372	1,066,581	16,698	2,336,130	35,428	—	—	13,071	269,749
The Financial Select Sector SPDR Fund	53,233	1,037,511	1,208,672	61,181	2,353,035	114,414	—	—	—	187,025
The Health Care Select Sector SPDR Fund	—	—	4,372,948	78,829	2,470,404	46,105	32,724	1,990,601	16,692	57,142
The Industrial Select Sector SPDR Fund		—	4,489,014	91,911	2,852,988	56,674	35,237	1,904,912	26,952	154,736
The Technology Select Sector SPDR Fund	—	—	3,040,736	87,166	1,260,630	36,027	51,139	1,961,181	16,148	36,205
SPDR Barclays Aggregate Bond ETF	109,790	6,243,757	6,964,534	122,557	10,287,967	181,398	50,949	2,953,004	120,251	(165,245)
SPDR Barclays High Yield Bond ETF	25,999	1,026,701	6,165,114	153,399	5,407,791	132,289	47,109	1,965,858	219,591	79,120

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

SPDR SSgA Global Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays Intermediate Term Corporate Bond ETF	46,629	$1,566,035	$174,705	5,168	$1,743,136	51,797	—	$—	$11,014	$(41,220)
SPDR Barclays Long Term Corporate Bond ETF	28,079	1,059,982	5,058,524	127,452	338,070	8,953	146,578	5,951,067	69,760	(9,080)
SPDR Barclays Short Term High Yield Bond ETF	17,294	521,933			521,172	17,294	—	—	2,312	(10,366)
SPDR Barclays TIPS ETF	32,448	1,803,136	3,348,438	60,286	1,803,752	32,102	60,632	3,476,639	48,124	(112,771)
SPDR DB International Government Inflation-Protected Bond ETF	13,281	764,587	1,277,301	21,602	664,285	11,015	23,868	1,480,055	33,384	(20,157)
SPDR EURO STOXX 50 ETF	—	—	3,483,693	83,537	746,012	18,164	65,373	2,828,690	65,712	(10,695)
SPDR Russell/Nomura PRIME Japan ETF	63,112	2,698,669	5,355,687	119,876	4,204,073	96,814	86,174	4,002,782	49,351	(112,844)
SPDR S&P Emerging Markets ETF	26,308	1,568,220	6,530,782	101,444	3,438,301	55,706	72,046	4,871,390	57,763	(64,069)
SPDR S&P International Small Cap ETF	53,091	1,531,144	1,498,797	45,040	428,341	13,462	84,669	2,990,509	56,814	41,962
SPDR S&P World ex-US ETF	378,827	9,519,923	10,599,872	369,289	3,047,006	110,017	638,099	19,315,257	472,824	213,465
SPDR STOXX Europe 50 ETF	30,060	992,581	2,610,256	69,154	987,109	26,102	73,112	2,878,419	128,138	33,137
SPDR Barclays Emerging Markets Local Bond ETF	1,014	30,065	—	—	29,906	1,014	—	—	—	(646)
SPDR Barclays International Corporate Bond ETF	44,149	1,516,518	2,417,323	66,411	3,074,615	84,397	26,163	988,961	24,104	31,302
SPDR Barclays International Treasury Bond ETF	8,626	485,472	2,627,133	45,234	2,196,474	37,558	16,302	990,999	19,529	9,362
SPDR Dow Jones International Real Estate ETF	25,764	1,027,983	4,250,716	101,032	256,949	6,105	120,691	5,339,370	127,187	19,179
SPDR Dow Jones REIT ETF	13,662	1,037,629	5,247,487	67,222	350,032	4,585	76,299	6,332,817	107,618	8,261
State Street Institutional Liquid Reserves Fund	1,648,718	1,648,718	17,012,952	17,012,952	16,605,966	16,605,966	2,055,704	2,055,704	923	—

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	96,122,680	$96,122,680	$345,553,142	345,553,142	$401,990,163	401,990,163	39,685,659	$39,685,659	$52,102	$—

SSgA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$8,138,786	8,138,786	$7,620,235	7,620,235	518,551	$518,551	$154	$—

SSgA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$89,468	89,468	$30,863	30,863	58,605	$58,605	$18	$—

SSgA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$99,457	99,457	$23,481	23,481	75,976	$75,976	$18	$—

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

SSgA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 6/30/14	Value at 6/30/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$109,589	109,589	$28,229	28,229	81,360	$81,360	$17	$—

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2014, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$158,270,064	$6,363,843	$—	$6,363,843
SSgA Income Allocation Portfolio	98,914,488	5,114,694	—	5,114,694
SSgA Global Allocation Portfolio	92,100,965	6,389,387	—	6,389,387
Blackstone / GSO Senior Loan Portfolio	608,861,258	1,614,848	—	1,614,848
SSgA Ultra Short Term Bond Portfolio	14,024,449	10,479	—	10,479
SSgA MFS Systematic Core Equity Portfolio	5,086,567	290,337	—	290,337
SSgA MFS Systematic Growth Equity Portfolio	5,027,567	343,934	—	343,934
SSgA MFS Systematic Value Equity Portfolio	5,023,094	262,168	—	262,168

5.	Investment Transactions

For the year ended June 30, 2014, the Portfolios had purchases and sales of investment securities as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term
SSgA Multi-Asset Real Return Portfolio	$11,579,921	$141,552,018	$11,400,363	$112,334,428
SSgA Income Allocation Portfolio	15,286,330	75,202,155	15,387,587	154,034,826
SSgA Global Allocation Portfolio	17,012,952	107,425,808	16,605,966	70,239,802
Blackstone / GSO Senior Loan Portfolio	345,553,142	914,589,368	401,990,163	602,355,311
SSgA Ultra Short Term Bond Portfolio	8,138,786	19,080,114	7,620,235	4,214,817
SSgA MFS Systematic Core Equity Portfolio	89,468	6,326,832	30,863	1,371,300
SSgA MFS Systematic Growth Equity Portfolio	99,457	5,975,143	23,481	1,038,747
SSgA MFS Systematic Value Equity Portfolio	109,589	6,183,027	28,230	1,248,124

For the year ended June 30, 2014, the Portfolios had purchases and sales of U.S. Government obligations as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term
SSgA Ultra Short Term Bond Portfolio	$1,751,168	$—	$1,751,154	$—

For the year ended June 30, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SSgA MASTER TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of

SSgA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Master Trust (comprising, respectively, SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSgA Ultra Short Term Bond Portfolio, SSgA MFS Systematic Core Equity Portfolio, SSgA MFS Systematic Value Equity Portfolio and SSgA MFS Systematic Growth Equity Portfolio) (collectively, the “Portfolios”) as of June 30, 2014, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Portfolios of SSgA Master Trust at June 30, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 28, 2014

SSgA MASTER TRUST

OTHER INFORMATION

June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to June 30, 2014, the Board of Trustees of the Trusts (the “Board”) evaluated various proposals related to advisory arrangements for certain new series of the Trusts, including a proposal to approve separate Investment Advisory Agreements (the “Agreements”) between SSgA Funds Management, Inc. (the “Adviser”) and (1) the SSgA Active ETF Trust with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (the “New ETFs”) and (2) SSgA Master Trust with respect to the New ETFs’ corresponding master funds, the SSgA MFS Systematic Core Equity Portfolio, SSgA MFS Systematic Growth Equity Portfolio and SSgA MFS Systematic Value Equity Portfolio (together with the New ETFs, the “New Funds”), each of which commenced operations during the most recent fiscal half-year period covered by this Annual Report. The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trusts’ Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services to be provided by the Adviser with respect to the New Funds under the Agreements, (ii) costs to the Adviser of its services, and (iii) extent to which economies of scale would be realized if and as the New Funds grow and whether the fees in the Agreements reflects these economies of scale.

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities for managing investment operations of the New Funds, in accordance with the New Funds’ investment objectives, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETFs, as an exchange-traded fund in a master-feeder structure, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for oversight of the sub-adviser for, and compliance of, the New Funds. The Board also considered the portfolio oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing each New Funds’ compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for ETFs. The Board also considered the Adviser’s experience in active management, in overseeing third-party sub-advisers and in managing exchange-traded funds in master-feeder structures.

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2014 (Unaudited)

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in the each New Fund’s advisory fee rates as assets of a New Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New Fund from inception. The Board noted that it intends to continue to monitor fees as the New Funds grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for the New ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the fee structure of the New Funds in connection with the master-feeder structure.

The Board, including the Independent Trustees voting separately, approved the Agreements for each New Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreements were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New Funds were appropriate; (b) the Adviser’s fee for the New Funds and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser or its affiliates were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New Funds by way of the relatively low fee structure of the Trusts.

At in-person meetings held prior to June 30, 2014, the Board also considered the approval of separate Sub-Advisory Agreements (the “MFS Sub-Advisory Agreements”) between the Adviser and MFS Investment Management (“MFS”) with respect to the New Funds.

In evaluating the MFS Sub-Advisory Agreements, the Board drew on materials provided to them by MFS and the Adviser. In deciding whether to approve the MFS Sub-Advisory Agreements, the Board considered various factors, including: (i) the nature, extent and quality of services expected to be provided by MFS with respect to the New Funds under the MFS Sub-Advisory Agreements; and (ii) investment performance of other actively managed mandates managed by MFS. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the New Funds.

The Board considered the background and experience of MFS’s senior management and in particular MFS’s experience in investing in equity securities. The Board noted that MFS would bring significant actively managed equity experience to bear in managing the New Funds. The Board noted that MFS has extensive experience in managing equity securities and reviewed MFS’s assets under management in similar portfolios of securities.

The Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreements for the New Funds after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreements were as follows: (a) the nature and extent of the services expected to be provided by MFS to the New Funds were adequate and appropriate; and (b) MFS’s experience in managing equity securities is extensive; (c) MFS’s fees for the New Funds and the unitary fee, considered in relation to the services provided or expected to be provided, were fair and reasonable; (d) any additional benefits to MFS was not of a magnitude to materially affect the Board’s conclusions; and (e) fees expected to be paid to MFS were expected to share economies of scale with the New Funds.

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2014

TRUSTEES AND OFFICERS OF THE TRUST

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee).
DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Chief Executive Officer and President, CFA Institute (2014-present); Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	179	SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	179	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee).

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2014

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served: since April 2010	Chairman and Director, SSgA Funds Management Inc. (2005-present); President, SSgA Funds Management Inc. (2005-2012); Senior Managing Director and Principal, State Street Global Advisors (2006-present).**	209

SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); SPDR Series Trust (Trustee); The Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional

Investment Trust

(Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
**	Served in various capacities and/or with affiliated companies during noted time period.

OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSgA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSgA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

SSgA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2014

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
DANIO MASTROPIERI State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Assistant Secretary	Term: Unlimited Served: since August 2013	Vice President and Counsel, State Street Bank and Trust Company (2013-present); Vice President, Citi Fund Services Ohio, Inc. (2007-2013).*, **
CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Bank and Trust Company (2001-present).*
MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*
LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH0328 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*
BRIAN HARRIS SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 1-866-787-2257.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Mortgage Finance ETF (KME)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap ETF (SMEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)

SPDR SSgA Income Allocation ETF (INKM)

SPDR SSgA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSgA Ultra Short Term Bond ETF (ULST)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust.

SSgA Master Trust

TRUSTEES

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

OFFICERS

Ellen M. Needham, President

Ann Carpenter, Vice President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Matthew W. Flaherty, Assistant Treasurer

Laura F. Dell, Assistant Treasurer

Christopher A. Madden, Secretary

Danio Mastropieri, Assistant Secretary

Brian Harris, Chief Compliance Officer

INVESTMENT MANAGER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSgA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSgA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; issuer credit risk; liquidity risk; and inflation risk.

Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

"SPDR" is a registered trademark of Standard & Poor Financial Services LLC ("S&P") and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

Before investing, consider the fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

© 2014 State Street Corporation SPDRACTAR IBG-12418

SPDR STATE STREET GLOBAL ADVISORS

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2014 and June 30, 2013, the aggregate audit fees billed for professional services rendered by the principal accountant were $132,606 and $68,370, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2014 and June 30, 2013, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2014 and June 30, 2013, the aggregate tax fees billed for professional services rendered by the principal accountant were $98,880 and $49,440, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2014 and June 30, 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2014 (in millions)	FY 2013 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$16.3	$15.9
Tax Fees	4.7	3.9
All Other Fees	1.4	3.6

(1)	Information is for the calendar years 2013 and 2012, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Disclosure of Audit Committees for Listed Companies.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur

Item 6. Schedule of Investments.

(a) A Schedule of Investments for each series of the Registrant, is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2014

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	September 8, 2014